Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Total income tax (provision) benefit	$ 8.4	$ 8.1	$ 30.4
Deferred tax liabilities recognized through goodwill during period	0.7	12.1
Deferred tax assets recognized through stockholders' equity during period	(3.9)	1.8
Statutory federal income tax rate	35.00%
Portion of Other net in effective income tax rate reconciliation associated with changes in uncertain tax positions	0.8	(3.1)	(2.6)
Valuation allowances	119.3	95.4
Unrecognized tax benefits, including accrued interest and penalties	58.5	47.2
Accrued interest and penalties related to unrecognized tax benefits	0.6	0.7
Reduction in liability for unrecognized tax benefits, minimum	0
Reduction in liability for unrecognized tax benefits, maximum	0.2
Cumulative undistributed earnings of foreign subsidiaries considered permanently invested	645.7
Federal Income Tax
Operating Loss Carryforwards [Line Items]
Federal net operating loss carryforwards	513.6
Carryforwards expiration periods	Dec. 31, 2025
State tax benefit
Operating Loss Carryforwards [Line Items]
Federal net operating loss carryforwards	490.4
Carryforwards expiration periods	Dec. 31, 2033
State income tax benefit of net operating loss carryforwards	19.6
Foreign
Operating Loss Carryforwards [Line Items]
Federal net operating loss carryforwards	338.5
U.S. foreign tax credit carryforwards	$ 2.9
U.S. foreign tax credit carryforwards expiration periods	Dec. 31, 2016